14. Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,204	$ 1,159	$ 3,972
Impairment of property, plant and equipment	$ 0	$ 53	$ 38